SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)								1 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 05, 2021 USD ($) $ / shares shares	Sep. 01, 2021 USD ($) $ / shares shares	Sep. 01, 2021 USD ($) $ / shares shares	Sep. 01, 2021 USD ($) $ / shares shares	Aug. 15, 2021 USD ($) $ / shares shares	Jul. 15, 2021 USD ($) $ / shares shares	Jan. 05, 2021 USD ($) $ / shares shares	Oct. 10, 2021 USD ($) Integer $ / shares shares	Sep. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Aug. 31, 2021 $ / shares
Defined Benefit Plan Disclosure [Line Items]
Income tax likelihood, description											greater than 50% likelihood				greater than 50% likelihood		greater than 50% likelihood		greater than 50% likelihood
Net loss									$ (8,390)	$ 144,777	$ 117,136	$ 166,727	$ 19,352		$ 261,914	$ 19,352	$ 253,523	$ 186,192	$ 312,597
Accumulated deficit									$ 566,120	$ 574,511	429,733				574,511		566,120		312,597
Operating cash flows											$ 146,682				$ 295,234	$ 96	312,421	19,352	310,367
Number of common stock shares issued, value																			12,312
Proceeds from issuance of common stock																		$ 522,312	$ 716,312
Common Stock, Shares, Issued | shares									126,737,500	126,737,500	126,737,500				126,737,500		126,737,500		126,737,500
Common Stock, Shares, Outstanding | shares									126,737,500	126,737,500	126,737,500				126,737,500		126,737,500		126,737,500
Yeo Choon Pin [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares						60,395,000	100,000
Share issued, price per share | $ / shares						$ 0.0001	$ 0.0001
Working capital							$ 10
Number of common stock shares issued, value						$ 6,039.50
Proceeds from issuance of common stock					$ 464	$ 6,039.50
Hoh Jee Choong [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares					4,639,050
Share issued, price per share | $ / shares					$ 0.0001
Number of common stock shares issued, value					$ 464
Proceeds from issuance of common stock					$ 464
Chong Kwong Hsien [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares					3,568,500
Share issued, price per share | $ / shares					$ 0.0001
Number of common stock shares issued, value					$ 357
Proceeds from issuance of common stock					$ 357
GreenPro Ventures Capital Limited [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares		1,000,000			2,000,000
Share issued, price per share | $ / shares					$ 0.0001
Number of common stock shares issued, value		$ 100			$ 200
Proceeds from issuance of common stock		$ 100			$ 200
Hoh Jei Munn [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares					1,070,550
Share issued, price per share | $ / shares					$ 0.0001
Number of common stock shares issued, value					$ 107
Proceeds from issuance of common stock					$ 107
Su Ching Pung [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares					713,700
Share issued, price per share | $ / shares					$ 0.0001
Number of common stock shares issued, value					$ 71
Proceeds from issuance of common stock					$ 71
Low En Lin Justin [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares					713,700
Share issued, price per share | $ / shares					$ 0.0001															$ 0.0001
Number of common stock shares issued, value					$ 71
Proceeds from issuance of common stock					$ 71
GreenPro Asia Strategic SPC-GreenPro Asia Strategic Fund SP [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares			1,000,000	1,000,000
Share issued, price per share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Number of common stock shares issued, value			$ 100	$ 100
Proceeds from issuance of common stock			$ 100	$ 100
Bezeus Sdn Bhd [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares	12,000,000
Share issued, price per share | $ / shares	$ 0.0001
Number of common stock shares issued, value	$ 1,200
Proceeds from issuance of common stock	$ 1,200
SEATech Ventures Corp [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares	19,000,000
Share issued, price per share | $ / shares	$ 0.0001
Number of common stock shares issued, value	$ 1,900
Proceeds from issuance of common stock	$ 1,900
CMK Ventures Sdn Bhd [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares	6,000,000
Share issued, price per share | $ / shares	$ 0.0001
Number of common stock shares issued, value	$ 600
Proceeds from issuance of common stock	$ 600
CT Talent Sdn Bhd [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares	4,880,000
Share issued, price per share | $ / shares	$ 0.0001
Number of common stock shares issued, value	$ 488
Proceeds from issuance of common stock	$ 488
Lee Boon Ping (Li WenBing) [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares	3,568,500
Share issued, price per share | $ / shares	$ 0.0001
Number of common stock shares issued, value	$ 357
Proceeds from issuance of common stock	$ 357
Lim Cheng Jeen [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares	3,568,500
Share issued, price per share | $ / shares	$ 0.0001
Number of common stock shares issued, value	$ 357
Proceeds from issuance of common stock	$ 357
Foreign Parties Member]
Defined Benefit Plan Disclosure [Line Items]
Number of foreign parties | Integer								106
Foreign Parties Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares								3,520,000
Share issued, price per share | $ / shares								$ 0.20
Proceeds from issuance of common stock								$ 704,000